SIGNIFICANT COMMITMENTS AND AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
SIGNIFICANT COMMITMENTS AND AGREEMENTS
Schedule of capital expenditures

	Amounts in
	foreign
	currencies	Equivalent in
Currencies	(in millions)	Rupiah
Rupiah	—	9,412
U.S. dollar	87.78	1,219
Euro	1.06	16
HKD	0.77	1
Total		10,648

Schedule of significant agreements

(i)  The Company

Contracting parties	Initial date of agreement	Significant provisions of the agreement
The Company, TII and NEC Corporation	May 12, 2016	Procurement and Installation Agreement Sistem Komunikasi Kabel Laut (“SKKL”) Indonesia Global Gateway
The Company and PT Datacomm Diangraha	November 19, 2018	Procurement and Installation Agreement Metro Ethernet Platform Nokia-ALU expansion
The Company and PT NEC Indonesia	March 26, 2019	Procurement and Installation Agreement Radio IP Backhaul Node-B Telkomsel Platform NEC
The Company and PT Lintas Teknologi Indonesia	April 6, 2019	Procurement and Installation Agreement Dual Wavelength Division Multiplexing ("DWDM") Platform Nokia 2018
The Company and PT Huawei Tech Investment	September 18, 2019	Procurement and Installation Agreement OTN VCN Platform Huawei Phase II
The Company and PT ZTE Indonesia	October 10, 2019	Procurement and Installation Agreement OLT Platform ZTE
The Company and PT ZTE Indonesia	December 16, 2019	Procurement and Installation Agreement DWDM dan OTN Platform ZTE
The Company and PT Pembangunan Deltamas	December 19, 2019	Land Purchase Agreement in Greenland International Industrial Center (“GIIC”) - Kota Deltamas
The Company and PT Huawei Tech Investment	December 23, 2019	Procurement and Installation Agreement DWDM Platform Huawei
The Company and PT ZTE Indonesia	December 27, 2019	Procurement and Installation Agreement VIMS Platform ZTE
The Company and PT NEC Indonesia	December 31, 2019	Procurement and Installation Agreement ISP SKKL Platform NEC Transport PoP Expansion Phase-2

(ii)  Telkomsel

Contracting parties	Initial date of agreement	Significant provisions of the agreement
Telkomsel, PT Ericsson Indonesia, Ericsson AB, PT Nokia Siemens Networks, NSN Oy, and Nokia Siemens Network GmbH & Co, KG	April 17, 2008	The combined 2G and 3G CS Core Network Rollout Agreement
Telkomsel, PT Ericsson Indonesia, and PT Nokia Siemens Networks	April 17, 2008	Technical Service Agreement (“TSA”) for combined 2G and 3G CS Core Network
Telkomsel, Amdocs Software Solutions Limited Liability Company, and PT Application Solutions	February 8, 2010	Online Charging System ("OCS") and Service Control Points ("SCP") System Solution Development Agreement
Telkomsel and PT Application Solutions	February 8, 2010	Technical Support Agreement to provide technical support services for the OCS and SCP
Telkomsel and PT Huawei Tech Investment	March 25, 2013	Technical Support Agreement for the procurement of Gateway GPRS Support Node (“GGSN”) Service Complex
Telkomsel and Wipro Limited and PT WT Indonesia	April 23, 2013	Development and Procurement of OSDSS Solution Agreement
Telkomsel and PT Ericsson Indonesia	October 22, 2013	Procurement of GGSN Service Complex Rollout Agreement
Telkomsel, PT Ericsson Indonesia, PT Nokia Siemens Networks Indonesia, NSN Oy, PT Huawei Tech Investment, and PT ZTE Indonesia	February 1, 2018	Procurement agreement for Ultimate Radio Network Infrastructure ROA and TSA
Telkomsel, PT Dimension Data Indonesia, and PT Huawei Tech Investment	April 1, 2018	Agreement for Mobile Network Router Infrastructure
Telkomsel, PT Sigma Solusi Integrasi, Oracle Corporation, and PT Phincon	July 5, 2019	Development and Rollout Agreement (“DRA”) and Technical Support of Customer Relationship Management (“CRM”) solution System Integrator

(iii)  TII

Contracting parties	Initial date of agreement	Significant provisions of the agreement
Telin Hong Kong and Measat Satellite System Sdn. Bhd.	December 1, 2015	Procurement agreement on transponder leases services
Telin Singapore and LSK Engineering (S) Pte Ltd	August 1, 2019	Design and development for Singapore Data Center
TII and HKT Global Singapore Pte. Ltd.	September 12, 2019	Procurement agreement on Entitlement of PLCN Cable System

Schedule of borrowings and other credit facilities

				Facility utilized
				Foreign currency	Rupiah
Lenders	Total facility	Maturity	Currency	(in million)	equivalent
BRI	500	March 14, 2020	Rp	—	291
BNI	500	March 31, 2020	Rp	—	386
Bank Mandiri	500	December 23, 2021	Rp	—	290
Total	1,500				967

Schedule of future minimum lease payments/ receivables

		Less than		More than
	Total	1 year	1‑5 years	5 years
As lessor	8,526	1,722	4,446	2,358